LONG-TERM DEBT - Senior Notes and Debentures (Details) $ / shares in Units, shares in Millions				1 Months Ended		12 Months Ended
	Dec. 17, 2021 CAD ($)	Jun. 22, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Feb. 28, 2022 CAD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 28, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total gross proceeds						$ 550,000,000	$ 2,540,000,000
Debt derivatives | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 11,200,000,000	$ 9,200,000,000
Series I Preferred Shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of shares authorized for issue (in shares) | shares				3.3				3.3
Par value per share | $ / shares				$ 1,000
Series II Preferred Shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of shares authorized for issue (in shares) | shares				1.4				1.4
Par value per share | $ / shares				$ 1,000
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds						$ 0	$ 2,519,000,000
Maturity (in years)						5 years
Senior Notes Due 2081
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 750,000,000		$ 2,000,000,000
Maturity (in years)						5 years
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,000,000,000			750,000,000		$ 2,000,000,000
Interest rate	5.00%					5.00%			5.00%
Total gross proceeds	$ 2,000,000,000
Transaction costs and discounts	$ 20,000,000
Senior Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Maturity (in years)						5 years
Senior Notes Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,500,000,000			$ 1,500,000,000
Interest rate			3.65%			3.65%			3.65%
Discount / premium at issuance			99.511%
Total gross proceeds			$ 1,500,000,000
Transaction costs and discounts			$ 16,000,000
Senior Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,450,000,000
Interest rate						5.34%			5.34%
Maturity (in years)						5 years
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 600,000,000
Interest rate						4.00%			4.00%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 750,000,000		$ 750,000,000
Spread on variable rate (as a percent)											0.60%
Total gross proceeds		$ 1,019,000,000
Transaction costs and discounts		5,000,000
Senior Notes Due 2022 | Floating interest rate | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Interest rate											0.955%
Total gross proceeds		$ 1,019,000,000
Senior Notes Due 2082
Disclosure of detailed information about borrowings [line items]
Maturity (in years)						5 years
Senior Notes Due 2082 | Debt derivatives | Cash flow hedges | Interest rate risk | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount terminated								$ 950,000,000
Senior Notes Due 2082 | Fixed interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total gross proceeds				$ 938,000,000	$ 740,000,000
Senior Notes Due 2082 | Floating interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				5.25%				5.25%